Organization and Business Operations (Details) - USD ($)			1 Months Ended	2 Months Ended	8 Months Ended
	Jun. 16, 2025	Feb. 28, 2025	Feb. 28, 2025	Mar. 31, 2025 [2]	Sep. 30, 2025
Organization and Business Operations (Details) [Line Items]
Minimum percentage of initial business combination fair market value of net assets held in trust account			80.00%
Minimum percentage of ownership required to complete business combination			50.00%
Gross proceeds					$ 201,250,000
Public shares redemption percentage			100.00%
Maximum interest to pay dissolution expenses			$ 100,000
Cash and cash equivalents					1,045,403
Working capital deficit		$ 18,741
Sponsor agreed to loan amount			25,000 [1]	$ 25,000
Cash		$ 0	0		1,045,403
Sponsor [Member]
Organization and Business Operations (Details) [Line Items]
Sponsor agreed to loan amount			$ 300,000
BLUE ACQUISITION CORP [Member]
Organization and Business Operations (Details) [Line Items]
Transaction costs amount					13,262,661
Cash underwriting fee					4,025,000
Deferred underwriting fee					7,043,750
Issuance of representative shares amount					1,750,000
Other offering costs					$ 443,911
Minimum percentage of initial business combination fair market value of net assets held in trust account					80.00%
Minimum percentage of ownership required to complete business combination					50.00%
Public shares redemption percentage					100.00%
Maximum interest to pay dissolution expenses					$ 100,000
Cash and cash equivalents					1,045,403
Working capital deficit					1,061,429
BLUE ACQUISITION CORP [Member] | Sponsor [Member]
Organization and Business Operations (Details) [Line Items]
Sponsor agreed to loan amount					$ 25,000
Common stock, par value (in Dollars per share)					$ 0.0001
IPO [Member]
Organization and Business Operations (Details) [Line Items]
Sale of units in private placement (in Shares)	20,125,000		17,500,000		592,250
Proposed public offering of per units (in Dollars per share)		$ 10	$ 10
Proposed public offering of units (in Shares)			17,500,000
Sale of units per share (in Dollars per share)	$ 10	10	$ 10
Share price (in Dollars per share)		10	$ 10
IPO [Member] | BLUE ACQUISITION CORP [Member]
Organization and Business Operations (Details) [Line Items]
Sale of units in private placement (in Shares)	20,125,000
Proposed public offering of per units (in Dollars per share)					$ 10
Proposed public offering of units (in Shares)					5,922,500
Share price (in Dollars per share)					$ 10
Over-Allotment Option [Member]
Organization and Business Operations (Details) [Line Items]
Sale of units in private placement (in Shares)	2,625,000		20,125,000
Sponsor agreed to purchase share			$ 201,250
Proposed public offering of units (in Shares)			20,125,000
Over-Allotment Option [Member] | Sponsor [Member]
Organization and Business Operations (Details) [Line Items]
Sale of units in private placement (in Shares)			391,000
Over-Allotment Option [Member] | Sponsor [Member] | Blue Holdings Sponsor LLC [Member]
Organization and Business Operations (Details) [Line Items]
Sale of units in private placement (in Shares)			592,250
Over-Allotment Option [Member] | BLUE ACQUISITION CORP [Member]
Organization and Business Operations (Details) [Line Items]
Gross proceeds	$ 201,250,000
Sale of units per share (in Dollars per share)	$ 10
Over-Allotment Option [Member] | BLUE ACQUISITION CORP [Member] | Sponsor [Member]
Organization and Business Operations (Details) [Line Items]
Sale of units in private placement (in Shares)	10
Sponsor agreed to purchase shares (in Shares)	2,625,000
Private Placement [Member]
Organization and Business Operations (Details) [Line Items]
Sale of units in private placement (in Shares)			539,750		5,922,500
Sponsor agreed to purchase shares (in Shares)			592,250		592,250
Sponsor agreed to purchase share			$ 175,000
Sale of units per share (in Dollars per share)		$ 10	$ 10		$ 10
Private Placement [Member] | Sponsor [Member]
Organization and Business Operations (Details) [Line Items]
Sponsor agreed to purchase shares (in Shares)			364,750
Private Placement [Member] | BLUE ACQUISITION CORP [Member]
Organization and Business Operations (Details) [Line Items]
Sponsor agreed to purchase share	$ 201,250,000
Private Placement [Member] | BLUE ACQUISITION CORP [Member] | Sponsor [Member]
Organization and Business Operations (Details) [Line Items]
Sale of units in private placement (in Shares)					592,250

[1]	Includes up to 922,163 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 8).
[2]	In May 2025, the Company effected a share capitalization pursuant to which the Company issued an additional 1,009,988 founder shares resulting in an aggregate of 7,069,913 founder shares outstanding to the Sponsor. All share and per share amounts have been retroactively restated to reflect the share capitalization.